Stockholders' Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders Deficit Tables
Schedule of Warrants Issued
Year Warrants Issued	No. of Warrants Issued	Warrant Exercise Price	Warrant Expiration Date

2009	4,325,000	$0.25	2014
2011	2,570,750	$0.25	2016
2011	250,000	$0.25	2013
2012	9,825,000	$0.10	2017
2013	4,875,000	$0.10	2018

Schedule of Information related to Warrants

Further information relating to warrants is as follows:

		Weighted-	Weighted-
	Number	Average	Average
	of	Exercise	Exercise
	Shares	Price	Life
Outstanding at December 31, 2011	7,145,750	$0.25	3.04
Granted	9,825,000	$0.10	4.66
Outstanding at December 31, 2012	16,970,750	$0.16	3.55
Granted	4,875,000	$0.10	4.26
Expired	(250,000)	$0.25	-
Outstanding at December 31, 2013	21,595,750	$0.15	3.35

Schedule of Stock Option Recorded

Non-cash stock-based compensation expense recorded in the three and six months ended June 30, 2014 and June 30, 2013 is as follows:

	Three Months Ended June 30, 2014	Three Months Ended June 30, 2013	Six Months Ended June 30, 2014	Six Months Ended June 30, 2013

Awards to employees	$1,795,206	$-	$2,284,478	$-
Awards to non-employees	-	-	83,314	16,875
Total non-cash stock-based compensation expense	$1,795,206	$-	$2,367,792	$16,875

Schedule of Stock Option Issued to Employees and Directors

The following tables summarize information about stock options issued to employees and Directors during the six months ended June 30, 2014:

	Shares	Weighted-average exercise price	Weighted-average exercise life	Intrinsic value

Outstanding at December 31, 2013	9,489,120	$0.41	1.06	$-

Granted	30,026,000	$0.10	4.74
Cancelled	(7,070,400)	$0.39	-
Expired	(20,000)	$0.25	-
Outstanding at June 30, 2014	32,424,720	$0.13	4.44	$1,397,736

Options exercisable at June 30, 2014	29,195,386	$0.13	4.40
Options exercisable at December 31, 2013	9,489,120	$0.41	1.06

Schedule of primary assumptions used to value employee and Director non-cash stock-based compensation

The following table provides the primary assumptions used to value employee and Director non-cash stock-based compensation for the six months ended June 30, 2014:

For the Six Months Ended June 30, 2014

Weighted-average fair value of options granted	$0.09
Weighted-average assumptions:
Risk-free interest rate	0.65%
Dividend yield	-
Expected volatility	1.09
Expected option life (years)	2.58

Schedule of Stock Option Issued to non employees

The following table summarizes information about stock options issued to non-employees during the six months ended June 30, 2014:

	Shares	Weighted-average exercise price	Weighted-average exercise life	Intrinsic value

Outstanding at December 31, 2013	4,137,599	$0.46	0.73	$-

Granted	1,555,000	$0.08	3.49
Cancelled	(1,352,000)	$0.48	-
Expired	(2,015,600)	$0.47	-
Outstanding at June 30, 2014	2,324,999	$0.19	2.53	$104,305

Options exercisable at June 30, 2014	2,324,999	$0.19	2.53
Options exercisable at December 31, 2013	4,132,399	$0.46	0.73